Provisions, Contingent Assets and Contingent Liabilities - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [Line Items]
Provisions	R$ 19,592,000,000	R$ 19,819,000,000
Amounts related to banking operation	42,324,000,000
Receivables balance arising from reimbursements of contingencies	888,000,000	919,000,000
Civil lawsuits [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	4,903,000,000	4,470,000,000
Provisions	0
Labor claims [Member]
Disclosure of Provisions [Line Items]
Total estimated risk	448,000,000	389,000,000
Tax And Social Security Obligations [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	35,855,000,000	R$ 31,330,000,000
INSS [Member]
Disclosure of Provisions [Line Items]
Non-compensatory amounts	8,119,000,000
INSS [Member] | Social Security Contributions [Member]
Disclosure of Provisions [Line Items]
Deposit balance	1,032,000,000
Non-compensatory amounts	1,823,000,000
PIS and COFINS [Member]
Disclosure of Provisions [Line Items]
Provisions recognized for tax and social securities lawsuits	641,000,000
Deposit balance	628,000,000
Reversal of revenues from depreciation in excess	2,428,000,000
Irpj Csll Pis And Cofins [Member]
Disclosure of Provisions [Line Items]
Funding expenses	4,923,000,000
IRPJ and CSLL [Member]
Disclosure of Provisions [Line Items]
Goodwill - Deduction	3,479,000,000
Deductibility of losses in credit operations	1,233,000,000
IRPJ [Member]
Disclosure of Provisions [Line Items]
Goodwill amount guaranteed in purchase agreements	1,517,000,000
ISS [Member]
Disclosure of Provisions [Line Items]
Amounts related to banking operation	R$ 4,680,000,000